Fixed Assets (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ 3.8	$ 3.6
Software Development [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, amortization	3.7	3.4
Capitalized computer software, net	$ 1.8	$ 3.5